Segment Information (Details) - Schedule of Selected Financial Information - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Schedule of Selected Financial Information [Line Items]
Revenues	$ 3,707,936	$ 3,526,598
Cost of revenues	2,075,060	2,285,768
Gross profit	1,632,876	1,240,830
Interest expenses, net	111,284	142,967
Depreciation and amortization	53,928	79,916
Capital expenditures	33,097	167,292
Segment assets	16,439,934	19,448,093	$ 19,448,093
Segment loss	(1,794,164)	(3,662,596)
Education [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	3,689,016	3,526,598
Cost of revenues	2,053,164	2,285,768
Gross profit	1,635,851	1,240,830
Interest expenses, net	111,304	142,967
Depreciation and amortization	53,008	79,916
Capital expenditures	15,531	167,292
Segment assets	15,693,113	19,448,093
Segment loss	(1,542,596)	(3,662,596)
Wellness and others [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	18,920
Cost of revenues	21,896
Gross profit	(2,975)
Interest expenses, net	(20)
Depreciation and amortization	920
Capital expenditures	17,566
Segment assets	746,821
Segment loss	$ (251,568)